STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 – STOCK-BASED COMPENSATION

Stock Warrants

Stock Warrants Issued to Related Parties, Directors, Officers and Employees

In January 2022, the Company and DSS who, together with its subsidiaries, was then a majority shareholder of the Company, entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS would provide to the Company certain consulting services, as defined in the Consulting Agreement. In connection with the Consulting Agreement, the Company agreed to pay DSS and flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the closing price of the Company’s common stock was $0.07 per share and the fair value of the Stock Warrant was $3.5 million. The fair value of the Stock Warrant was amortized into consulting expense over the term of one year. During the three months ended December 31, 2023 and 2022, the Company recognized consulting expense of $0 and $594,521, respectively, in connection with the Consulting Agreement. In February 2023, the Company issued 50.0 million shares of its Common Stock Class A to DSS in connection with exercise of the Stock Warrant.

In September 2022, the Company and DSSI entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “Warrant”), at $0.033 per share. At any time during the term of the 2022 Note, all or part of the Note was convertible into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. In connection with the SPA, DSSI surrendered to the Company all DSSI’s rights pursuant to: (a) the Convertible Promissory Note in the principal amount of $30.0 million discussed in the preceding paragraph, and (b) the detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock discussed in the preceding paragraph. In March 2023, the parties entered into a Securities Exchange and Amendment Agreement pursuant to which the parties agreed to amend the 2022 Note by removing the conversion rights granted by the 2022 Note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend in the Company’s financial statements in the fiscal year ended March 31, 2023.

In the fiscal year ended March 31, 2023, the Company issued a fully vested warrant to purchase up to 8,444,663 shares of the Company’s Common Stock, at the exercise price of $0.0001 per share, to the Company’s CEO John “JT” Thatch. The fair value of the warrant on the grant date was $109,780.

During fiscal year 2020, subsidiaries of the Company entered multi-year employment agreements with its key employees. In general, each employment contract contained a fully vested initial grant of warrants exercisable at a fixed exercise price and, provided for subsequent grants that were exercisable at a discounted price based on the 10-day average stock price determined at the time of exercise. The subsequent grants would vest at each anniversary date of the employment agreement effective date. The Company begins recognizing the compensatory nature of the warrants at the service inception date and ceases recognition at the vesting date. Due to the variable nature of the exercise price for some grants, the Company will continue to recognize expense (or benefit) after the end of the service period until the warrants are exercised or expire. As such, the Company disclosures below are based on either (i) the fixed exercise price of the warrant; or (ii) the variable exercise price of the warrant as determined on the last day of the period.

During the three months ended December 31, 2023, and 2022, the Company recognized a compensatory gain of $0 and $39,375, respectively, in connection with grants with a variable exercise price after service is completed. During the nine months ended December 31, 2023, and 2022, the Company recognized a gain of $0 and $207,210, respectively, in connection with grants with a variable exercise price after service is completed. As of December 31, 2023, there are no warrants outstanding with a variable exercise price.

NOTE 18 – STOCK-BASED COMPENSATION

A subsidiary of the Company has awarded compensatory warrants to purchase shares of the Company’s common stock to its officers and employees (see Note 3 – “SIGNIFICANT ACCOUNTING POLICIES - Share-Based Payments” for more details) and warrants to purchase shares of the Company’s common stock to its independent sales force. Further, the Company from time to time, awards stock warrants to its consultants in exchange for services.

Stock Warrants

Stock Warrants Issued to Related Parties, Directors, Officers, and Employees

In the fiscal year ended March 31, 2021, the Company issued to Company directors, officers, and employees stock warrants to purchase, in the aggregate, up to 29,200,000 shares of its Common Stock, with an aggregate grant date fair value of $3.6 million. Some of the stock warrants outstanding as of March 31, 2022, are exercisable at a variable exercise price (see Note 3 – “SIGNIFICANT ACCOUNTING POLICIES - Share-Based Payments” for more details) pursuant to the related employment agreements. In the fiscal year ended March 31, 2023, expense recognized in connection with stock-based compensation awards was $160,225, including: (a) compensatory expense of $13,207 and (b) income associated with the subsequent measure of fully vested awards (see preceding paragraph) of $173,432. In the fiscal year ended March 31, 2022, income recognized in connection with stock-based compensation awards was $2.3 million, including: (a) compensatory expense of $186,264 and (b) income associated with the subsequent measure of fully vested awards (see preceding paragraph) of $2.5 million.

In the fiscal year ended March 31, 2023, the Company issued a fully vested warrant to purchase up to 8,444,663 shares of the Company’s Common Stock, at the exercise price of $0.0001 per share, to the Company’s CEO John “JT” Thatch. The fair value of the warrant on the grant date was $109,780.

In October 2017, the Company issued a convertible note in the principal amount of $50,000 to HWH International, Inc (“HWH”) and a detachable stock warrant to purchase up to 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. The Note is convertible into 333,333 shares of the Company’s Common Stock and expires in October 2022. HWH is affiliated with Heng Fai Ambrose Chan, who in April 2020 became a Director of the Company. On August 9, 2022, HWH and the Company executed an agreement to settle the Note and cancel the related stock warrant for $78,636, which amount represents the principal plus accrued interest. The Company made the payment to HWH on August 9, 2022.

In January 2022, the Company and DSS who, together with its subsidiaries, was then a majority shareholder of the Company, entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS would provide to the Company certain consulting services, as defined in the Consulting Agreement. In connection with the Consulting Agreement, the Company agreed to pay DSS and flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the closing price of the Company’s common stock was $0.07 per share and the fair value of the Stock Warrant was $3.5 million. The fair value of the Stock Warrant is being recognized as consulting expense over the term of one year. During the fiscal year ended March 31, 2023, and 2022, the Company recognized consulting expense of approximately $3.5 million and $0.8 million, respectively, in connection with the Consulting Agreement. In February 2023, the Company issued 50.0 million shares of its Common Stock Class A to DSS in connection with exercise of the Stock Warrant.

In June 2022, the Company and DSSI entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “Warrant”), at $0.033 per share. At any time during the term of the 2022 Note, all or part of the Note was convertible into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. In connection with the SPA, DSSI surrendered to the Company all DSSI’s rights pursuant to: (a) the Convertible Promissory Note in the principal amount of $30.0 million discussed in the preceding paragraph, and (b) the detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock discussed in the preceding paragraph. In March 2023, the parties entered into a Securities Exchange and Amendment Agreement pursuant to which the parties agreed to amend the 2022 Note by removing the conversion rights granted by the 2022 Note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend in the Company’s consolidated financial statements.

The following table summarizes the activity relating to the Company’s stock warrants held by Related Parties (all of which are fully vested) (See Note 16, “RELATED PARTY TRANSACTIONS” above for more details):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2021	10,333,333	$0.20	2.3
Granted	250,000,000	0.14	-
Exercised	(50,000,000)	0.0001
Expired or forfeited	-	-	-
Outstanding at March 31, 2022	210,333,333	$0.18	4.1
Granted	818,181,819	0.033
Exercised	-	-	-
Expired, terminated, or forfeited	(1,028,515,152)	0.06	-
Outstanding at March 31, 2023	-	$-	-

In February 2023, the Company issued a fully vested warrant to purchase up to 8,444,663 shares of the Company’s Common Stock, at an exercise price of $0.001 per share (the “Warrant”), to its Chief Executive Officer in connection with the executive existing employment agreement. The Warrant expires in February 2028. The fair value of the warrant on the grant date was $109,780.

The following table summarizes the activity relating to the Company’s vested and unvested stock warrants held by Directors, Officers, and Employees:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2021	24,075,000	$0.11	3.5
Granted	-	-	-
Exercised	(1,500,000)	0.13	-
Expired or forfeited	(2,875,000)	0.19	-
Outstanding at March 31, 2022	19,700,000	$0.03	2.6
Granted	8,444,663	0.0001	5.0
Exercised	-	-	-
Expired or forfeited	(4,700,000)
Outstanding at March 31, 2023	23,444,663	$0.02	2.9
Less: unvested at March 31, 2023	1,875,000	$0.01	1.1
Vested at March 31, 2023	21,569,663	$0.02	3.1

Stock Warrants Issued to Our Independent Sales Force

In the fiscal year ended March 31, 2021, the Company issued fully vested warrants to purchase up to 4,013,000 shares of its Common Stock to members of its independent sales force, with a fair value of $1.5 million. The warrants are exercisable for a period ranging from one to two years from the issuance date, at the exercise price ranging from $0.01 per share to $0.25 per share. In the fiscal year ended March 31,2022 warrants held by independent distributors to purchase up to 1,507,200 shares and 2,066,600 shares, respectively, of the Company’s Common Stock expired or were otherwise terminated or forfeited. As of March 31, 2023, the warrants held by independent distributors had all expired and no additional shares were granted. See Note 2 – “SIGNIFICANT ACCOUNTING POLICIES - Sales Commissions” for more details.

The following table summarizes the activity relating to the Company’s stock warrants held by members of the Company’s independent sales force (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2021	3,998,000	$0.09	1.4
Granted	2,400	0.01
Exercised	(313,200)	0.01
Expired or forfeited	(1,507,200)	0.03
Outstanding at March 31, 2022	2,180,000	$0.02	1.2
Granted	-
Exercised	-
Expired or forfeited	-
Outstanding at March 31,2023	2,180,000	$0.01	0.2

From time to time, the Company has granted fully vested warrants to purchase shares of Common Stock to its consultants in exchange for services. The following table summarizes the activity relating to the Company’s stock warrants held by Company consultants (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at March 31, 2021	100,000	$3.00	1.00
Granted	-	-	-
Exercised, expired or forfeited	-	-	-
Outstanding at March 31, 2022	100,000	$3.00	0.02
Granted	-
Exercised, expired or forfeited	(100,000)	3.00
Outstanding, at March 31, 2023	-	-	-

The following table summarizes additional information relating to all stock warrants outstanding and warrants exercisable as of March 31, 2023: -

All Warrants Outstanding			All Warrants Exercisable
	Weighted Average Remaining Contractual	Weighted Average		Weighted Average
Number of Shares	life (in years)	Exercise Price	Number of Shares	Exercise Price
11,444,663	4.5	$0.0001	11,444,663	$0.0001
12,000,000	1.4	$0.03	10,125,000	$0.03
2,180,000	0.2	$0.01	2,180,000	$0.01
25,624,663			23,749,663